UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: January 31

Date of reporting period: July 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	July 31, 2022

Franklin

Multi-Asset Allocation Funds

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Defensive Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Allocation Funds consist of four separate investment funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded funds (“ETFs”), and is managed as an asset allocation program.

Each Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Multi-Asset Allocation Funds for the six-month reporting period ended July 31, 2022. Please read on for each Fund’s performance information during the Funds’ reporting period.

Special shareholder notice

Effective June 30, 2022, Thomas Picciochi, CAIA, is no longer a member of the portfolio management team for the Funds.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2022

II	Franklin Multi-Asset Allocation Funds

Performance review

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Growth Fund seeks capital appreciation. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and exchange traded funds (“ETFs”) managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2022, Class A shares of Franklin Multi-Asset Growth Fund, excluding sales charges, returned -8.07%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Indexi, the Russell 3000 Indexii, and the Growth Composite Benchmarkiii, returned -6.14%, -8.30% and -8.18%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Averageiv returned -9.76% over the same time frame.

Performance Snapshot as of July 31, 2022 (unaudited)
(excluding sales charges)	6 months
Franklin Multi-Asset Growth Fund:
Class A	-8.07%
Class C	-8.44%
Class R	-8.21%
Class I	-7.88%
Bloomberg U.S. Aggregate Index	-6.14%
Russell 3000 Index	-8.30%
Growth Composite Benchmark	-8.18%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	-9.76%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 31, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.27%, 1.99%, 2.11% and 1.00%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Franklin Multi-Asset Allocation Funds	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

IV	Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Moderate Growth Fund seeks long-term growth of capital. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2022, Class A shares of Franklin Multi-Asset Moderate Growth Fund, excluding sales charges, returned -7.50%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderate Growth Composite Benchmarkv, returned -6.14%, -8.30% and -7.75%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Averagevi returned -8.15% over the same time frame.

Performance Snapshot as of July 31, 2022 (unaudited)
(excluding sales charges)	6 months
Franklin Multi-Asset Moderate Growth Fund:
Class A	-7.50%
Class C	-7.89%
Class R	-7.69%
Class I	-7.40%
Bloomberg U.S. Aggregate Index	-6.14%
Russell 3000 Index	-8.30%
Moderate Growth Composite Benchmark	-7.75%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	-8.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 31, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.22%, 1.96%, 1.94% and 0.92%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Franklin Multi-Asset Allocation Funds	V

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

VI	Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Conservative Growth Fund seeks balance of growth of capital and income. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2022, Class A shares of Franklin Multi-Asset Conservative Growth Fund, excluding sales charges, returned -7.37%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 1000 Indexvii, and the Conservative Growth Composite Benchmarkviii, returned -6.14%, -8.42% and -7.19% respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Averageix returned -7.60% over the same time frame.

Performance Snapshot as of July 31, 2022 (unaudited)
(excluding sales charges)	6 months
Franklin Multi-Asset Conservative Growth Fund:
Class A	-7.37%
Class C	-7.82%
Class R	-7.53%
Class I	-7.23%
Bloomberg U.S. Aggregate Index	-6.14%
Russell 1000 Index	-8.42%
Conservative Growth Composite Benchmark	-7.19%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	-7.60%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 31, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.17%, 1.93%, 2.32% and 0.88%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Franklin Multi-Asset Allocation Funds	VII

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

VIII	Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Defensive Growth Fund

Franklin Multi-Asset Defensive Growth Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2022, Class A shares of Franklin Multi-Asset Defensive Growth Fund, excluding sales charges, returned -7.55%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 1000 Index, and the Defensive Growth Composite Benchmarkx, returned -6.14%, -8.42% and -6.76%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Averagexi returned -7.04% over the same time frame.

Performance Snapshot as of July 31, 2022 (unaudited)
(excluding sales charges)	6 months
Franklin Multi-Asset Defensive Growth Fund:
Class A	-7.55%
Class C	-7.94%
Class C1[1]	-7.86%
Class R	-7.68%
Class I	-7.43%
Bloomberg U.S. Aggregate Index	-6.14%
Russell 1000 Index	-8.42%
Defensive Growth Composite Benchmark	-6.76%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	-7.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges, if any.

Franklin Multi-Asset Allocation Funds	IX

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 31, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.20%, 1.97%, 2.21%, 2.00% and 0.94%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

X	Franklin Multi-Asset Allocation Funds

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2022

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Investments in small- and mid- capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds.

Each Fund is a fund of funds – it invests primarily in other funds – and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and ETFs, rather than directly in portfolio securities. In addition to the Fund’s operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds in which each Fund invests. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history.

Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

Franklin Multi-Asset Allocation Funds	XI

Performance review (cont’d)

[i]

The Bloomberg U.S. Aggregate is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 152 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[v]

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

vi

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 468 funds in the Fund’s Lipper category, and excluding sales charges, if any.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

vii[i]

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

ix

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 591 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[x]

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

xi

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 319 funds in the Fund’s Lipper category, and excluding sales charges, if any.

XII	Franklin Multi-Asset Allocation Funds

Funds at a glance (unaudited)

Franklin Multi-Asset Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of July 31, 2022 and January 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

Franklin Multi-Asset Moderate Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of July 31, 2022 and January 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of July 31, 2022 and January 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

Franklin Multi-Asset Defensive Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of July 31, 2022 and January 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

4	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2022 and held for the six months ended July 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-8.07%	$1,000.00	$919.30	0.43%	$2.05	Class A	5.00%	$1,000.00	$1,022.66	0.43%	$2.16
Class C	-8.44	1,000.00	915.60	1.21	5.75	Class C	5.00	1,000.00	1,018.79	1.21	6.06
Class R	-8.21	1,000.00	917.90	0.80	3.80	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	-7.88	1,000.00	921.20	0.16	0.76	Class I	5.00	1,000.00	1,024.00	0.16	0.80

[1]	For the six months ended July 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	5

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2022 and held for the six months ended July 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-7.50%	$1,000.00	$925.00	0.44%	$2.10	Class A	5.00%	$1,000.00	$1,022.61	0.44%	$2.21
Class C	-7.89	1,000.00	921.10	1.20	5.72	Class C	5.00	1,000.00	1,018.84	1.20	6.01
Class R	-7.69	1,000.00	923.10	0.80	3.81	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	-7.40	1,000.00	926.00	0.11	0.53	Class I	5.00	1,000.00	1,024.25	0.11	0.55

[1]	For the six months ended July 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

6	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2022 and held for the six months ended July 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-7.37%	$1,000.00	$926.30	0.44%	$2.10	Class A	5.00%	$1,000.00	$1,022.61	0.44%	$2.21
Class C	-7.82	1,000.00	921.80	1.29	6.15	Class C	5.00	1,000.00	1,018.40	1.29	6.46
Class R	-7.53	1,000.00	924.70	0.80	3.82	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	-7.23	1,000.00	927.70	0.14	0.67	Class I	5.00	1,000.00	1,024.10	0.14	0.70

[1]	For the six months ended July 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	7

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2022 and held for the six months ended July 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-7.55%	$1,000.00	$924.50	0.53%	$2.53	Class A	5.00%	$1,000.00	$1,022.17	0.53%	$2.66
Class C	-7.94	1,000.00	920.60	1.28	6.10	Class C	5.00	1,000.00	1,018.45	1.28	6.41
Class C1	-7.86	1,000.00	921.40	1.25	5.96	Class C1	5.00	1,000.00	1,018.60	1.25	6.26
Class R	-7.68	1,000.00	923.20	0.80	3.81	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	-7.43	1,000.00	925.70	0.25	1.19	Class I	5.00	1,000.00	1,023.55	0.25	1.25
[1]	For the six months ended July 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

8	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2022

Franklin Multi-Asset Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 100.0%
Domestic Equity — 62.5%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		446,507	$55,098,920
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		2,401,329	46,489,726
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		2,488,290	31,551,513
ClearBridge Small Cap Fund, Class IS Shares		150,420	9,694,579
Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,846,103	21,636,323
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		3,785,846	113,575,381
ClearBridge Large Cap Growth Fund, Class IS Shares		1,113,906	63,069,378
ClearBridge Small Cap Growth Fund, Class IS Shares		257,938	10,059,574
Franklin U.S. Large Cap Equity Fund, Class IS Shares		6,352,747	113,650,652
Total Domestic Equity			464,826,046
Foreign Equity — 25.9%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		581,102	32,384,826
Franklin Global Market Neutral Fund, Class IS Shares		510,982	5,237,564	*
Franklin International Equity Fund, Class IS Shares		3,469,159	52,800,606
Martin Currie Emerging Markets Fund, Class IS Shares		3,112,867	38,039,235
Legg Mason Partners Investment Trust — Franklin Global Dividend Fund, Class IS Shares		4,740,344	64,184,253
Total Foreign Equity			192,646,484
Hybrid — 5.9%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		3,964,507	43,728,518
Domestic Fixed Income — 4.9%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,029,927	11,813,263
Western Asset Core Plus Bond Fund, Class IS Shares		449,170	4,590,517
Western Asset High Yield Fund, Class IS Shares		1,496,005	10,576,756
Western Asset Macro Opportunities Fund, Class IS Shares		1,033,569	9,612,196
Total Domestic Fixed Income			36,592,732
Foreign Fixed Income — 0.8%
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		479,706	5,507,022
Total Investments in Underlying Funds before Short-Term Investments (Cost — $638,113,324)			743,300,802

	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,565,386)	2.122%	1,565,386	1,565,386
Total Investments — 100.2% (Cost — $639,678,710)			744,866,188
Liabilities in Excess of Other Assets — (0.2)%			(1,195,758)
Total Net Assets — 100.0%			$743,670,430

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	9

Schedules of investments (unaudited) (cont’d)

July 31, 2022

Franklin Multi-Asset Moderate Growth Fund

(Percentages shown based on Fund net assets) Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Equity — 55.4%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		239,035	$ 29,496,851
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		1,314,795	25,454,439
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,388,419	17,605,157
ClearBridge Small Cap Fund, Class IS Shares		86,750	5,591,055
Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,016,098	11,908,668
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		2,052,729	61,581,867
ClearBridge Large Cap Growth Fund, Class IS Shares		608,691	34,464,092
ClearBridge Small Cap Growth Fund, Class IS Shares		146,127	5,698,944
Franklin U.S. Large Cap Equity Fund, Class IS Shares		3,461,348	61,923,510
Total Domestic Equity			253,724,583
Foreign Equity — 23.7%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		320,813	17,878,881
Franklin Global Market Neutral Fund, Class IS Shares		629,844	6,455,902	*
Franklin International Equity Fund, Class IS Shares		1,843,259	28,054,399
Martin Currie Emerging Markets Fund, Class IS Shares		1,704,585	20,830,033
Legg Mason Partners Investment Trust — Franklin Global Dividend Fund, Class IS Shares		2,615,117	35,408,690
Total Foreign Equity			108,627,905
Domestic Fixed Income — 11.3%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,163,316	24,813,232
Western Asset Core Plus Bond Fund, Class IS Shares		1,284,930	13,131,981
Western Asset High Yield Fund, Class IS Shares		1,134,471	8,020,714
Western Asset Macro Opportunities Fund, Class IS Shares		631,898	5,876,651
Total Domestic Fixed Income			51,842,578
Hybrid — 5.9%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		2,440,175	26,915,124
Foreign Fixed Income — 3.3%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		917,263	8,548,889
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		580,172	6,660,380
Total Foreign Fixed Income			15,209,269
Total Investments in Underlying Funds before Short-Term Investments (Cost — $402,590,446)			456,319,459

	Rate
Short-Term Investments — 0.6%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $2,561,317)	2.122%	2,561,317	2,561,317
Total Investments — 100.2% (Cost — $405,151,763)			458,880,776
Liabilities in Excess of Other Assets — (0.2)%			(823,324)
Total Net Assets — 100.0%			$458,057,452

See Notes to Financial Statements.

10	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	11

Schedules of investments (unaudited) (cont’d)

July 31, 2022

Franklin Multi-Asset Conservative Growth Fund

(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Domestic Equity — 41.6%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		118,810	$14,661,114
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		636,550	12,323,607
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		658,353	8,347,911
ClearBridge Small Cap Fund, Class IS Shares		40,569	2,614,638
Franklin U.S. Small Cap Equity Fund, Class IS Shares		486,755	5,704,771
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		979,899	29,396,968
ClearBridge Large Cap Growth Fund, Class IS Shares		292,587	16,566,290
ClearBridge Small Cap Growth Fund, Class IS Shares		67,736	2,641,719
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,643,628	29,404,512
Total Domestic Equity			121,661,530
Domestic Fixed Income — 23.4%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		3,268,045	37,484,473
Western Asset Core Plus Bond Fund, Class IS Shares		1,958,862	20,019,572
Western Asset High Yield Fund, Class IS Shares		1,020,722	7,216,508
Western Asset Macro Opportunities Fund, Class IS Shares		407,996	3,794,362
Total Domestic Fixed Income			68,514,915
Foreign Equity — 19.2%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		151,841	8,462,104
Franklin Global Market Neutral Fund, Class IS Shares		812,234	8,325,397	*
Franklin International Equity Fund, Class IS Shares		804,675	12,247,153
Martin Currie Emerging Markets Fund, Class IS Shares		820,697	10,028,917
Legg Mason Partners Investment Trust — Franklin Global Dividend Fund, Class IS Shares		1,265,819	17,139,182
Total Foreign Equity			56,202,753
Foreign Fixed Income — 9.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		2,140,142	19,946,125
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		754,014	8,656,074
Total Foreign Fixed Income			28,602,199
Hybrid — 5.9%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		1,564,692	17,258,557
Total Investments in Underlying Funds before Short-Term Investments (Cost — $264,151,424)			292,239,954
	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $933,289)	2.122%	933,289	933,289
Total Investments — 100.2% (Cost — $265,084,713)			293,173,243
Liabilities in Excess of Other Assets — (0.2)%			(579,417)
Total Net Assets — 100.0%			$292,593,826

See Notes to Financial Statements.

12	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	13

Schedules of investments (unaudited) (cont’d)

July 31, 2022

Franklin Multi-Asset Defensive Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Fixed Income — 35.9%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,127,378	$24,401,021
Western Asset Core Plus Bond Fund, Class IS Shares		1,242,442	12,697,762
Western Asset High Yield Fund, Class IS Shares		529,825	3,745,863
Western Asset Macro Opportunities Fund, Class IS Shares		165,881	1,542,697
Total Domestic Fixed Income			42,387,343
Domestic Equity — 26.9%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		32,033	3,952,940
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		174,281	3,374,086
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		182,801	2,317,911
Franklin U.S. Small Cap Equity Fund, Class IS Shares		132,843	1,556,917
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		256,008	7,680,234
ClearBridge Large Cap Growth Fund, Class IS Shares		81,168	4,595,733
ClearBridge Small Cap Growth Fund, Class IS Shares		18,404	717,753
Franklin U.S. Large Cap Equity Fund, Class IS Shares		426,599	7,631,855
Total Domestic Equity			31,827,429
Foreign Fixed Income — 16.3%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		1,497,323	13,955,053
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		458,799	5,267,013
Total Foreign Fixed Income			19,222,066
Foreign Equity — 14.6%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		39,148	2,181,678
Franklin Global Market Neutral Fund, Class IS Shares		494,907	5,072,795	*
Franklin International Equity Fund, Class IS Shares		172,921	2,631,860
Martin Currie Emerging Markets Fund, Class IS Shares		222,766	2,722,201
Legg Mason Partners Investment Trust — Franklin Global Dividend Fund, Class IS Shares		342,795	4,641,447
Total Foreign Equity			17,249,981
Hybrid — 5.9%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		635,249	7,006,800
Total Investments in Underlying Funds before Short-Term Investments (Cost — $110,177,780)			117,693,619
	Rate
Short-Term Investments — 0.6%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $768,096)	2.122%	768,096	768,096
Total Investments — 100.2% (Cost — $110,945,876)			118,461,715
Liabilities in Excess of Other Assets — (0.2)%			(275,456)
Total Net Assets — 100.0%			$118,186,259

*	Non-income producing security.
(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

See Notes to Financial Statements.

14	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Statements of assets and liabilities (unaudited)

July 31, 2022

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$638,113,324	$402,590,446
Short-term investments, at cost	1,565,386	2,561,317
Investments in affiliated Underlying Funds, at value	$743,300,802	$456,319,459
Short-term investments, at value	1,565,386	2,561,317
Receivable for Fund shares sold	123,373	213,704
Distributions receivable from affiliated Underlying Funds	102,512	148,896
Distributions receivable from unaffiliated Underlying Funds	6,106	2,123
Receivable from investment manager	13	3
Prepaid expenses	40,391	38,480
Total Assets	745,138,583	459,283,982

Liabilities:
Due to custodian	665,707	527,268
Payable for Fund shares repurchased	299,382	296,132
Transfer agent fees payable	208,692	126,130
Service and/or distribution fees payable	151,707	93,871
Payable for investments in affiliated Underlying Funds	102,626	149,034
Trustees’ fees payable	2,198	1,350
Accrued expenses	37,841	32,745
Total Liabilities	1,468,153	1,226,530
Total Net Assets	$743,670,430	$458,057,452

Net Assets:
Par value (Note 7)	$491	$310
Paid-in capital in excess of par value	653,208,723	415,088,694
Total distributable earnings (loss)	90,461,216	42,968,448
Total Net Assets	$743,670,430	$458,057,452

Net Assets:
Class A	$738,980,388	$451,746,776
Class C	$2,032,209	$2,229,214
Class R	$82,340	$135,067
Class I	$2,575,493	$3,946,395

Shares Outstanding:
Class A	48,767,750	30,588,455
Class C	146,700	146,243
Class R	5,504	9,317
Class I	170,616	269,733

Net Asset Value:
Class A (and redemption price)	$15.15	$14.77
Class C*	$13.85	$15.24
Class R (and redemption price)	$14.96	$14.50
Class I (and redemption price)	$15.10	$14.63
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively; 5.50% and 5.50% effective August 15, 2022, respectively)	$16.07	$15.67

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	15

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2022

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$264,151,424	$110,177,780
Short-term investments, at cost	933,289	768,096
Investments in affiliated Underlying Funds, at value	$292,239,954	$117,693,619
Short-term investments, at value	933,289	768,096
Distributions receivable from affiliated Underlying Funds	188,629	113,828
Receivable for Fund shares sold	46,610	19,187
Distributions receivable from unaffiliated Underlying Funds	1,596	1,163
Receivable from investment manager	14	100
Prepaid expenses	38,032	37,564
Total Assets	293,448,124	118,633,557

Liabilities:
Due to custodian	415,703	204,993
Payable for investments in affiliated Underlying Funds	188,766	113,905
Payable for Fund shares repurchased	79,571	41,698
Transfer agent fees payable	74,285	30,737
Service and/or distribution fees payable	59,955	24,444
Trustees’ fees payable	847	362
Accrued expenses	35,171	31,159
Total Liabilities	854,298	447,298
Total Net Assets	$292,593,826	$118,186,259

Net Assets:
Par value (Note 7)	$221	$96
Paid-in capital in excess of par value	273,307,673	116,540,676
Total distributable earnings (loss)	19,285,932	1,645,487
Total Net Assets	$292,593,826	$118,186,259

Net Assets:
Class A	$288,502,792	$115,837,133
Class C	$1,592,315	$730,551
Class C1	—	$63,844
Class R	$41,256	$135,938
Class I	$2,457,463	$1,418,793

Shares Outstanding:
Class A	21,778,291	9,456,039
Class C	113,474	59,881
Class C1	—	4,985
Class R	3,105	11,115
Class I	185,668	116,133

Net Asset Value:
Class A (and redemption price)	$13.25	$12.25
Class C*	$14.03	$12.20
Class C1*	—	$12.81
Class R (and redemption price)	$13.29	$12.23
Class I (and redemption price)	$13.24	$12.22
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively; 5.50% and 3.75% effective August 15, 2022, respectively)	$14.06	$12.79

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

16	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended July 31, 2022

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$2,144,583	$2,079,497
Income distributions from unaffiliated Underlying Funds	12,597	6,346
Total Investment Income	2,157,180	2,085,843

Expenses:
Service and/or distribution fees (Notes 2 and 5)	951,942	587,659
Transfer agent fees (Note 5)	564,726	331,234
Registration fees	32,728	32,118
Trustees’ fees	27,576	17,132
Legal fees	25,852	20,804
Fund accounting fees	19,609	18,177
Audit and tax fees	14,569	14,113
Shareholder reports	8,361	6,381
Commitment fees (Note 9)	2,106	1,298
Custody fees	49	49
Miscellaneous expenses	1,698	1,767
Total Expenses	1,649,216	1,030,732
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(84)	(31)
Net Expenses	1,649,132	1,030,701
Net Investment Income	508,048	1,055,142

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	8,724,197	1,515,833
Capital gain distributions from affiliated Underlying Funds	619,823	305,720
Net Realized Gain	9,344,020	1,821,553
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	(76,208,352)	(41,131,369)
Net Loss on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	(66,864,332)	(39,309,816)
Decrease in Net Assets From Operations	$(66,356,284)	$(38,254,674)

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	17

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2022

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$1,951,632	$1,057,947
Income distributions from unaffiliated Underlying Funds	4,515	2,114
Total Investment Income	1,956,147	1,060,061

Expenses:
Service and/or distribution fees (Notes 2 and 5)	374,748	152,555
Transfer agent fees (Note 5)	187,588	76,684
Registration fees	31,902	33,811
Legal fees	18,220	14,984
Fund accounting fees	17,337	16,467
Audit and tax fees	13,811	13,488
Trustees’ fees	11,045	4,767
Shareholder reports	5,554	4,478
Commitment fees (Note 9)	827	338
Custody fees	49	49
Miscellaneous expenses	3,194	3,008
Total Expenses	664,275	320,629
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(105)	(311)
Net Expenses	664,170	320,318
Net Investment Income	1,291,977	739,743

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(2,167,196)	(1,130,453)
Capital gain distributions from affiliated Underlying Funds	155,354	31,973
Net Realized Loss	(2,011,842)	(1,098,480)
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	(23,240,380)	(9,690,223)
Net Loss on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	(25,252,222)	(10,788,703)
Decrease in Net Assets From Operations	$(23,960,245)	$(10,048,960)

See Notes to Financial Statements.

18	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Statements of changes in net assets

Franklin Multi-Asset Growth Fund

For the Six Months Ended July 31, 2022 (unaudited) and the Year Ended January 31, 2022	July 31	January 31

Operations:
Net investment income	$508,048	$12,523,050
Net realized gain	9,344,020	80,173,725
Change in net unrealized appreciation (depreciation)	(76,208,352)	9,441,374
Increase (Decrease) in Net Assets From Operations	(66,356,284)	102,138,149

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(47,793,172)	(59,936,733)
Decrease in Net Assets From Distributions to Shareholders	(47,793,172)	(59,936,733)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	16,066,440	35,914,074
Reinvestment of distributions	47,699,763	59,775,701
Cost of shares repurchased	(32,752,238)	(85,692,137)
Increase in Net Assets From Fund Share Transactions	31,013,965	9,997,638
Increase (Decrease) in Net Assets	(83,135,491)	52,199,054

Net Assets:
Beginning of period	826,805,921	774,606,867
End of period	$743,670,430	$826,805,921

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	19

Statements of changes in net assets (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For the Six Months Ended July 31, 2022 (unaudited) and the Year Ended January 31, 2022	July 31	January 31

Operations:
Net investment income	$1,055,142	$8,790,604
Net realized gain	1,821,553	44,181,156
Change in net unrealized appreciation (depreciation)	(41,131,369)	(1,917,477)
Increase (Decrease) in Net Assets From Operations	(38,254,674)	51,054,283

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(25,771,306)	(36,943,615)
Decrease in Net Assets From Distributions to Shareholders	(25,771,306)	(36,943,615)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	15,072,522	32,111,711
Reinvestment of distributions	25,686,169	36,788,987
Cost of shares repurchased	(28,509,780)	(58,700,101)
Increase in Net Assets From Fund Share Transactions	12,248,911	10,200,597
Increase (Decrease) in Net Assets	(51,777,069)	24,311,265

Net Assets:
Beginning of period	509,834,521	485,523,256
End of period	$458,057,452	$509,834,521

See Notes to Financial Statements.

20	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For the Six Months Ended July 31, 2022 (unaudited) and the Year Ended January 31, 2022	July 31	January 31

Operations:
Net investment income	$1,291,977	$ 6,020,528
Net realized gain (loss)	(2,011,842)	23,416,143
Change in net unrealized appreciation (depreciation)	(23,240,380)	(7,186,218)
Increase (Decrease) in Net Assets From Operations	(23,960,245)	22,250,453

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(15,123,057)	(20,587,980)
Decrease in Net Assets From Distributions to Shareholders	(15,123,057)	(20,587,980)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	11,628,483	35,538,818
Reinvestment of distributions	15,052,805	20,482,199
Cost of shares repurchased	(19,068,614)	(43,339,890)
Increase in Net Assets From Fund Share Transactions	7,612,674	12,681,127
Increase (Decrease) in Net Assets	(31,470,628)	14,343,600

Net Assets:
Beginning of period	324,064,454	309,720,854
End of period	$292,593,826	$324,064,454

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	21

Statements of changes in net assets (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For the Six Months Ended July 31, 2022 (unaudited) and the Year Ended January 31, 2022	July 31	January 31

Operations:
Net investment income	$739,743	$2,797,570
Net realized gain (loss)	(1,098,480)	6,201,244
Change in net unrealized appreciation (depreciation)	(9,690,223)	(4,178,905)
Increase (Decrease) in Net Assets From Operations	(10,048,960)	4,819,909

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,661,195)	(6,794,792)
Decrease in Net Assets From Distributions to Shareholders	(4,661,195)	(6,794,792)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	4,035,581	13,910,763
Reinvestment of distributions	4,639,784	6,762,882
Cost of shares repurchased	(8,605,420)	(18,649,453)
Increase in Net Assets From Fund Share Transactions	69,945	2,024,192
Increase (Decrease) in Net Assets	(14,640,210)	49,309

Net Assets:
Beginning of period	132,826,469	132,777,160
End of period	$118,186,259	$132,826,469

See Notes to Financial Statements.

22	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Financial highlights

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$17.70	$16.79	$15.85	$15.28	$17.34	$16.31

Income (loss) from operations:
Net investment income	0.01	0.28	0.15	0.23	0.21	0.16
Net realized and unrealized gain (loss)	(1.52)	1.97	1.62	1.28	(1.37)	2.92
Total income (loss) from operations	(1.51)	2.25	1.77	1.51	(1.16)	3.08

Less distributions from:
Net investment income	(0.03)	(0.66)	(0.17)	(0.23)	(0.29)	(0.20)
Net realized gains	(1.01)	(0.68)	(0.66)	(0.71)	(0.61)	(1.85)
Total distributions	(1.04)	(1.34)	(0.83)	(0.94)	(0.90)	(2.05)

Net asset value, end of period	$15.15	$17.70	$16.79	$15.85	$15.28	$17.34
Total return[3]	(8.07)%	13.27%	11.84%	10.09%	(6.53)%	19.69%

Net assets, end of period (millions)	$739	$821	$767	$729	$700	$796

Ratios to average net assets:
Gross expenses[4]	0.43%[5]	0.43%	0.48%	0.46%	0.47%	0.48%
Net expenses[4,6]	0.43 [5]	0.43	0.48 [7]	0.46 [7]	0.47	0.48 [7]
Net investment income	0.14 [5]	1.49	0.98	1.46	1.33	0.91

Portfolio turnover rate	40%	21%	10%	25%	15%	40%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	23

Financial highlights (cont’d)

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$16.35	$15.53	$14.74	$14.24	$16.20	$15.36

Income (loss) from operations:
Net investment income (loss)	(0.05)	0.07	0.03	0.06	0.09	0.03
Net realized and unrealized gain (loss)	(1.41)	1.90	1.50	1.23	(1.26)	2.75
Total income (loss) from operations	(1.46)	1.97	1.53	1.29	(1.17)	2.78

Less distributions from:
Net investment income	(0.03)	(0.47)	(0.08)	(0.08)	(0.18)	(0.09)
Net realized gains	(1.01)	(0.68)	(0.66)	(0.71)	(0.61)	(1.85)
Total distributions	(1.04)	(1.15)	(0.74)	(0.79)	(0.79)	(1.94)

Net asset value, end of period	$13.85	$16.35	$15.53	$14.74	$14.24	$16.20
Total return[3]	(8.44)%	12.54%	11.07%	9.29%	(7.11)%	18.90%

Net assets, end of period (000s)	$2,032	$2,626	$5,242	$6,547	$14,674	$19,018

Ratios to average net assets:
Gross expenses[4]	1.21%[5]	1.15%	1.16%	1.14%	1.15%	1.18%
Net expenses[4,6]	1.21 [5]	1.15	1.16 [7]	1.14	1.15	1.18 [7]
Net investment income (loss)	(0.64) [5]	0.43	0.24	0.44	0.61	0.16

Portfolio turnover rate	40%	21%	10%	25%	15%	40%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

24	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$17.52	$16.64	$15.73	$15.20	$17.23	$16.21

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.21	0.10	0.21	0.18	0.08
Net realized and unrealized gain (loss)	(1.50)	1.95	1.60	1.23	(1.37)	2.92
Total income (loss) from operations	(1.52)	2.16	1.70	1.44	(1.19)	3.00

Less distributions from:
Net investment income	(0.03)	(0.60)	(0.13)	(0.20)	(0.23)	(0.13)
Net realized gains	(1.01)	(0.68)	(0.66)	(0.71)	(0.61)	(1.85)
Total distributions	(1.04)	(1.28)	(0.79)	(0.91)	(0.84)	(1.98)

Net asset value, end of period	$14.96	$17.52	$16.64	$15.73	$15.20	$17.23
Total return[3]	(8.21)%	12.83%	11.49%	9.68%	(6.81)%	19.29%

Net assets, end of period (000s)	$82	$116	$111	$89	$71	$56

Ratios to average net assets:
Gross expenses[4]	0.99%[5]	1.27%	1.24%	1.32%	1.37%	1.44%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	(0.24) [5]	1.13	0.70	1.35	1.13	0.44

Portfolio turnover rate	40%	21%	10%	25%	15%	40%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	25

Financial highlights (cont’d)

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$17.61	$16.71	$15.77	$15.21	$17.27	$16.25

Income (loss) from operations:
Net investment income	0.03	0.35	0.20	0.28	0.27	0.20
Net realized and unrealized gain (loss)	(1.50)	1.94	1.61	1.27	(1.38)	2.92
Total income (loss) from operations	(1.47)	2.29	1.81	1.55	(1.11)	3.12

Less distributions from:
Net investment income	(0.03)	(0.71)	(0.21)	(0.28)	(0.34)	(0.25)
Net realized gains	(1.01)	(0.68)	(0.66)	(0.71)	(0.61)	(1.85)
Total distributions	(1.04)	(1.39)	(0.87)	(0.99)	(0.95)	(2.10)

Net asset value, end of period	$15.10	$17.61	$16.71	$15.77	$15.21	$17.27
Total return[3]	(7.88)%	13.56%	12.18%	10.36%	(6.24)%	20.00%

Net assets, end of period (000s)	$2,575	$3,033	$2,315	$2,062	$1,733	$1,526

Ratios to average net assets:
Gross expenses[4]	0.16%[5]	0.16%	0.19%	0.18%	0.18%	0.21%
Net expenses[4,6]	0.16 [5]	0.16	0.19 [7]	0.18	0.18	0.21
Net investment income	0.40 [5]	1.90	1.32	1.81	1.71	1.18

Portfolio turnover rate	40%	21%	10%	25%	15%	40%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

26	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$16.99	$16.51	$15.75	$15.17	$16.93	$16.01

Income (loss) from operations:
Net investment income	0.04	0.30	0.18	0.26	0.28	0.22
Net realized and unrealized gain (loss)	(1.38)	1.47	1.45	1.26	(1.11)	2.53
Total income (loss) from operations	(1.34)	1.77	1.63	1.52	(0.83)	2.75

Less distributions from:
Net investment income	(0.02)	(0.64)	(0.20)	(0.30)	(0.34)	(0.25)
Net realized gains	(0.86)	(0.65)	(0.67)	(0.64)	(0.59)	(1.58)
Total distributions	(0.88)	(1.29)	(0.87)	(0.94)	(0.93)	(1.83)

Net asset value, end of period	$14.77	$16.99	$16.51	$15.75	$15.17	$16.93
Total return[3]	(7.50)%	10.58%	10.97%	10.12%	(4.70)%	17.71%

Net assets, end of period (millions)	$452	$503	$477	$456	$438	$489

Ratios to average net assets:
Gross expenses[4]	0.44%[5]	0.43%	0.47%	0.45%	0.46%	0.46%
Net expenses[4,6]	0.44 [5]	0.43 [7]	0.47 [7]	0.45	0.46	0.46 [7]
Net investment income	0.45 [5]	1.70	1.21	1.69	1.77	1.28

Portfolio turnover rate	38%	24%	16%	24%	15%	42%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	27

Financial highlights (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$17.57	$16.99	$16.18	$15.51	$17.25	$16.28

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.13	0.07	0.11	0.16	0.09
Net realized and unrealized gain (loss)	(1.43)	1.56	1.49	1.32	(1.09)	2.58
Total income (loss) from operations	(1.45)	1.69	1.56	1.43	(0.93)	2.67

Less distributions from:
Net investment income	(0.02)	(0.46)	(0.08)	(0.12)	(0.22)	(0.12)
Net realized gains	(0.86)	(0.65)	(0.67)	(0.64)	(0.59)	(1.58)
Total distributions	(0.88)	(1.11)	(0.75)	(0.76)	(0.81)	(1.70)

Net asset value, end of period	$15.24	$17.57	$16.99	$16.18	$15.51	$17.25
Total return[3]	(7.89)%	9.80%	10.22%	9.32%	(5.29)%	16.92%

Net assets, end of period (000s)	$2,229	$2,909	$4,394	$6,253	$15,563	$20,674

Ratios to average net assets:
Gross expenses[4]	1.20%[5]	1.17%	1.18%	1.15%	1.14%	1.17%
Net expenses[4,6]	1.20 [5]	1.17 [7]	1.18 [7]	1.15 [7]	1.14 [7]	1.17 [7]
Net investment income (loss)	(0.31) [5]	0.72	0.44	0.69	0.99	0.53

Portfolio turnover rate	38%	24%	16%	24%	15%	42%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

28	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$16.73	$16.28	$15.55	$15.00	$16.73	$15.87

Income (loss) from operations:
Net investment income	0.01	0.22	0.13	0.21	0.24	0.19
Net realized and unrealized gain (loss)	(1.36)	1.45	1.43	1.24	(1.10)	2.47
Total income (loss) from operations	(1.35)	1.67	1.56	1.45	(0.86)	2.66

Less distributions from:
Net investment income	(0.02)	(0.57)	(0.16)	(0.26)	(0.28)	(0.22)
Net realized gains	(0.86)	(0.65)	(0.67)	(0.64)	(0.59)	(1.58)
Total distributions	(0.88)	(1.22)	(0.83)	(0.90)	(0.87)	(1.80)

Net asset value, end of period	$14.50	$16.73	$16.28	$15.55	$15.00	$16.73
Total return[3]	(7.69)%	10.14%	10.63%	9.76%	(4.97)%	17.29%

Net assets, end of period (000s)	$135	$141	$138	$132	$107	$96

Ratios to average net assets:
Gross expenses[4]	0.85%[5]	1.15%	1.11%	1.17%	1.13%	1.24%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.10 [5]	1.28	0.89	1.37	1.53	1.15

Portfolio turnover rate	38%	24%	16%	24%	15%	42%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	29

Financial highlights (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$16.82	$16.35	$15.60	$15.03	$16.78	$15.88

Income (loss) from operations:
Net investment income	0.06	0.36	0.23	0.31	0.34	0.26
Net realized and unrealized gain (loss)	(1.37)	1.45	1.44	1.24	(1.11)	2.51
Total income (loss) from operations	(1.31)	1.81	1.67	1.55	(0.77)	2.77

Less distributions from:
Net investment income	(0.02)	(0.69)	(0.25)	(0.34)	(0.39)	(0.29)
Net realized gains	(0.86)	(0.65)	(0.67)	(0.64)	(0.59)	(1.58)
Total distributions	(0.88)	(1.34)	(0.92)	(0.98)	(0.98)	(1.87)

Net asset value, end of period	$14.63	$16.82	$16.35	$15.60	$15.03	$16.78
Total return[3]	(7.40)%	10.93%	11.32%	10.45%	(4.38)%	18.03%

Net assets, end of period (000s)	$3,946	$4,084	$3,712	$3,372	$2,861	$6,225

Ratios to average net assets:
Gross expenses[4]	0.11%[5]	0.13%	0.13%	0.14%	0.18%	0.17%
Net expenses[4,6]	0.11 [5]	0.13	0.13 [7]	0.14	0.18	0.17
Net investment income	0.77 [5]	2.02	1.56	2.00	2.14	1.57

Portfolio turnover rate	38%	24%	16%	24%	15%	42%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

30	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$15.12	$15.03	$14.33	$13.74	$14.94	$14.25

Income (loss) from operations:
Net investment income	0.06	0.29	0.22	0.26	0.30	0.23
Net realized and unrealized gain (loss)	(1.21)	0.79	1.16	1.10	(0.68)	1.71
Total income (loss) from operations	(1.15)	1.08	1.38	1.36	(0.38)	1.94

Less distributions from:
Net investment income	(0.06)	(0.52)	(0.26)	(0.30)	(0.35)	(0.27)
Net realized gains	(0.66)	(0.47)	(0.42)	(0.47)	(0.47)	(0.98)
Total distributions	(0.72)	(0.99)	(0.68)	(0.77)	(0.82)	(1.25)

Net asset value, end of period	$13.25	$15.12	$15.03	$14.33	$13.74	$14.94
Total return[3]	(7.37)%	7.10%	10.05%	10.11%	(2.39)%	13.97%

Net assets, end of period (millions)	$289	$319	$302	$287	$271	$297

Ratios to average net assets:
Gross expenses[4]	0.44%[5]	0.44%	0.47%	0.46%	0.47%	0.47%
Net expenses[4,6]	0.44 [5]	0.44	0.47 [7]	0.46	0.47	0.47 [7]
Net investment income	0.87 [5]	1.84	1.56	1.87	2.14	1.55

Portfolio turnover rate	32%	20%	16%	25%	12%	37%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	31

Financial highlights (cont’d)

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2022[2]		2022	2021	2020	2019	2018

Net asset value, beginning of period	$15.97		$15.79	$15.02	$14.35	$15.55	$14.77

Income (loss) from operations:
Net investment income	0.00	[3]	0.13	0.09	0.18	0.19	0.13
Net realized and unrealized gain (loss)	(1.28)		0.90	1.25	1.14	(0.70)	1.77
Total income (loss) from operations	(1.28)		1.03	1.34	1.32	(0.51)	1.90

Less distributions from:
Net investment income	—		(0.38)	(0.15)	(0.18)	(0.22)	(0.14)
Net realized gains	(0.66)		(0.47)	(0.42)	(0.47)	(0.47)	(0.98)
Total distributions	(0.66)		(0.85)	(0.57)	(0.65)	(0.69)	(1.12)

Net asset value, end of period	$14.03		$15.97	$15.79	$15.02	$14.35	$15.55
Total return[4]	(7.82)%		6.39%	9.21%	9.37%	(3.11)%	13.18%

Net assets, end of period (000s)	$1,592		$2,119	$4,780	$10,880	$12,191	$18,315

Ratios to average net assets:
Gross expenses[5]	1.29%[6]		1.20%	1.21%	1.19%	1.20%	1.19%
Net expenses[5,7]	1.29	[6]	1.20	1.21 [8]	1.19	1.20	1.19 [8]
Net investment income	0.02	[6]	0.78	0.64	1.25	1.29	0.85

Portfolio turnover rate	32%		20%	16%	25%	12%	37%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

32	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$15.16	$15.06	$14.36	$13.77	$14.90	$14.21

Income (loss) from operations:
Net investment income	0.04	0.19	0.18	0.22	0.21	0.17
Net realized and unrealized gain (loss)	(1.21)	0.83	1.15	1.09	(0.63)	1.71
Total income (loss) from operations	(1.17)	1.02	1.33	1.31	(0.42)	1.88

Less distributions from:
Net investment income	(0.04)	(0.45)	(0.21)	(0.25)	(0.24)	(0.21)
Net realized gains	(0.66)	(0.47)	(0.42)	(0.47)	(0.47)	(0.98)
Total distributions	(0.70)	(0.92)	(0.63)	(0.72)	(0.71)	(1.19)

Net asset value, end of period	$13.29	$15.16	$15.06	$14.36	$13.77	$14.90
Total return[3]	(7.53)%	6.69%	9.66%	9.74%	(2.67)%	13.58%

Net assets, end of period (000s)	$41	$45	$70	$60	$48	$74

Ratios to average net assets:
Gross expenses[4]	1.30%[5]	1.59%	1.25%	1.34%	1.30%	1.21%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.52 [5]	1.21	1.26	1.58	1.48	1.16

Portfolio turnover rate	32%	20%	16%	25%	12%	37%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	33

Financial highlights (cont’d)

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$15.11	$15.02	$14.33	$13.73	$14.93	$14.24

Income (loss) from operations:
Net investment income	0.08	0.34	0.27	0.30	0.32	0.27
Net realized and unrealized gain (loss)	(1.20)	0.79	1.14	1.10	(0.67)	1.70
Total income (loss) from operations	(1.12)	1.13	1.41	1.40	(0.35)	1.97

Less distributions from:
Net investment income	(0.09)	(0.57)	(0.30)	(0.33)	(0.38)	(0.30)
Net realized gains	(0.66)	(0.47)	(0.42)	(0.47)	(0.47)	(0.98)
Total distributions	(0.75)	(1.04)	(0.72)	(0.80)	(0.85)	(1.28)

Net asset value, end of period	$13.24	$15.11	$15.02	$14.33	$13.73	$14.93
Total return[3]	(7.23)%	7.42%	10.35%	10.48%	(2.15)%	14.25%

Net assets, end of period (000s)	$2,457	$2,745	$2,463	$1,982	$1,721	$7,751

Ratios to average net assets:
Gross expenses[4]	0.14%[5]	0.15%	0.15%	0.14%	0.24%	0.22%
Net expenses[4,6]	0.14 [5]	0.15	0.15 [7]	0.14	0.24	0.22
Net investment income	1.18 [5]	2.16	1.92	2.16	2.24	1.80

Portfolio turnover rate	32%	20%	16%	25%	12%	37%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

34	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$13.81	$14.02	$13.42	$12.76	$13.50	$13.34

Income (loss) from operations:
Net investment income	0.08	0.30	0.27	0.29	0.33	0.28
Net realized and unrealized gain (loss)	(1.14)	0.21	0.78	0.91	(0.49)	1.04
Total income (loss) from operations	(1.06)	0.51	1.05	1.20	(0.16)	1.32

Less distributions from:
Net investment income	(0.08)	(0.42)	(0.32)	(0.34)	(0.35)	(0.32)
Net realized gains	(0.42)	(0.30)	(0.13)	(0.20)	(0.23)	(0.84)
Total distributions	(0.50)	(0.72)	(0.45)	(0.54)	(0.58)	(1.16)

Net asset value, end of period	$12.25	$13.81	$14.02	$13.42	$12.76	$13.50
Total return[3]	(7.55)%	3.63%	8.08%	9.60%	(1.11)%	10.09%

Net assets, end of period (millions)	$116	$130	$130	$124	$116	$126

Ratios to average net assets:
Gross expenses[4]	0.53%[5]	0.52%	0.54%	0.55%	0.56%	0.53%
Net expenses[4,6]	0.53 [5]	0.52	0.54 [7]	0.55	0.56	0.53 [7]
Net investment income	1.22 [5]	2.08	2.03	2.20	2.54	2.01

Portfolio turnover rate	26%	8%	10%	19%	9%	38%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	35

Financial highlights (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$13.75	$13.94	$13.36	$12.70	$13.43	$13.26

Income (loss) from operations:
Net investment income	0.03	0.18	0.17	0.19	0.22	0.17
Net realized and unrealized gain (loss)	(1.13)	0.23	0.77	0.92	(0.48)	1.04
Total income (loss) from operations	(1.10)	0.41	0.94	1.11	(0.26)	1.21

Less distributions from:
Net investment income	(0.03)	(0.30)	(0.23)	(0.25)	(0.24)	(0.20)
Net realized gains	(0.42)	(0.30)	(0.13)	(0.20)	(0.23)	(0.84)
Total distributions	(0.45)	(0.60)	(0.36)	(0.45)	(0.47)	(1.04)

Net asset value, end of period	$12.20	$13.75	$13.94	$13.36	$12.70	$13.43
Total return[3]	(7.94)%	2.98%	7.18%	8.85%	(1.85)%	9.31%

Net assets, end of period (000s)	$731	$792	$964	$1,348	$1,694	$2,814

Ratios to average net assets:
Gross expenses[4]	1.28%[5]	1.29%	1.27%	1.26%	1.28%	1.27%
Net expenses[4,6]	1.28 [5]	1.29	1.27 [7]	1.26	1.28	1.27
Net investment income	0.47 [5]	1.28	1.32	1.47	1.67	1.25

Portfolio turnover rate	26%	8%	10%	19%	9%	38%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

36	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C1 Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$14.41	$14.41	$13.78	$13.07	$13.81	$13.60

Income (loss) from operations:
Net investment income	0.03	0.15	0.19	0.21	0.25	0.21
Net realized and unrealized gain (loss)	(1.18)	0.44	0.81	0.95	(0.48)	1.08
Total income (loss) from operations	(1.15)	0.59	1.00	1.16	(0.23)	1.29

Less distributions from:
Net investment income	(0.03)	(0.29)	(0.24)	(0.25)	(0.28)	(0.24)
Net realized gains	(0.42)	(0.30)	(0.13)	(0.20)	(0.23)	(0.84)
Total distributions	(0.45)	(0.59)	(0.37)	(0.45)	(0.51)	(1.08)

Net asset value, end of period	$12.81	$14.41	$14.41	$13.78	$13.07	$13.81
Total return[3]	(7.86)%	4.03%[4]	7.43%	9.04%	(1.53)%	9.60%

Net assets, end of period (000s)	$64	$69	$227	$596	$2,005	$2,937

Ratios to average net assets:
Gross expenses[5]	1.87%[6]	1.53%	1.12%	1.05%	1.03%	1.01%
Net expenses[5,7]	1.25 [6,8]	1.25 [8]	1.12 [8]	1.05	1.03	1.01 [8]
Net investment income	0.50 [6]	1.00	1.36	1.54	1.91	1.50

Portfolio turnover rate	26%	8%	10%	19%	9%	38%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 2.88% for the year ended January 31, 2022.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	37

Financial highlights (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$13.79	$14.00	$13.41	$12.75	$13.47	$13.30

Income (loss) from operations:
Net investment income	0.06	0.29	0.24	0.26	0.30	0.24
Net realized and unrealized gain (loss)	(1.14)	0.19	0.77	0.91	(0.50)	1.05
Total income (loss) from operations	(1.08)	0.48	1.01	1.17	(0.20)	1.29

Less distributions from:
Net investment income	(0.06)	(0.39)	(0.29)	(0.31)	(0.29)	(0.28)
Net realized gains	(0.42)	(0.30)	(0.13)	(0.20)	(0.23)	(0.84)
Total distributions	(0.48)	(0.69)	(0.42)	(0.51)	(0.52)	(1.12)

Net asset value, end of period	$12.23	$13.79	$14.00	$13.41	$12.75	$13.47
Total return[3]	(7.68)%	3.37%	7.74%	9.36%	(1.39)%	9.82%

Net assets, end of period (000s)	$136	$141	$95	$84	$60	$57

Ratios to average net assets:
Gross expenses[4]	0.93%[5]	1.32%	1.27%	1.34%	1.39%	1.51%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.96 [5]	2.06	1.79	2.00	2.34	1.77

Portfolio turnover rate	26%	8%	10%	19%	9%	38%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

38	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$13.78	$13.98	$13.39	$12.74	$13.47	$13.31

Income (loss) from operations:
Net investment income	0.10	0.33	0.31	0.33	0.36	0.32
Net realized and unrealized gain (loss)	(1.14)	0.23	0.77	0.90	(0.48)	1.04
Total income (loss) from operations	(1.04)	0.56	1.08	1.23	(0.12)	1.36

Less distributions from:
Net investment income	(0.10)	(0.46)	(0.36)	(0.38)	(0.38)	(0.36)
Net realized gains	(0.42)	(0.30)	(0.13)	(0.20)	(0.23)	(0.84)
Total distributions	(0.52)	(0.76)	(0.49)	(0.58)	(0.61)	(1.20)

Net asset value, end of period	$12.22	$13.78	$13.98	$13.39	$12.74	$13.47
Total return[3]	(7.43)%	3.99%	8.35%	9.86%	(0.74)%	10.43%

Net assets, end of period (000s)	$1,419	$1,820	$1,974	$1,360	$1,263	$3,065

Ratios to average net assets:
Gross expenses[4]	0.25%[5]	0.26%	0.27%	0.30%	0.32%	0.29%
Net expenses[4,6,7]	0.25 [5]	0.25	0.25	0.25	0.25	0.25
Net investment income	1.50 [5]	2.30	2.34	2.50	2.80	2.34

Portfolio turnover rate	26%	8%	10%	19%	9%	38%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	39

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

40	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$743,300,802	—	—	$743,300,802
Short-Term Investments†	1,565,386	—	—	1,565,386
Total Investments	$744,866,188	—	—	$744,866,188

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$456,319,459	—	—	$456,319,459
Short-Term Investments†	2,561,317	—	—	2,561,317
Total Investments	$458,880,776	—	—	$458,880,776

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$292,239,954	—	—	$292,239,954
Short-Term Investments†	933,289	—	—	933,289
Total Investments	$293,173,243	—	—	$293,173,243

†	See Schedule of Investments for additional detailed categorizations.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$117,693,619	—	—	$117,693,619
Short-Term Investments†	768,096	—	—	768,096
Total Investments	$118,461,715	—	—	$118,461,715

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2022, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

42	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Under the investment management agreements, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the six months ended July 31, 2022, fees waived and/or expenses reimbursed were as follows:

Growth Fund	$84
Moderate Growth Fund	31
Conservative Growth Fund	105
Defensive Growth Fund	311

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and certain LMPFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Funds’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% (5.50% effective August 15, 2022) for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% (3.75% effective August 15, 2022) for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. For Defensive Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $1,000,000 ($500,000 effective August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

For the six months ended July 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$84,409	$1,657	$384
Moderate Growth Fund	71,771	516	—
Conservative Growth Fund	51,967	29	30
Defensive Growth Fund	8,145	2	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$308,544,594	$322,166,219
Moderate Growth Fund	181,535,426	194,754,473
Conservative Growth Fund	95,677,123	101,999,297
Defensive Growth Fund	31,519,996	35,100,277

At July 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

		Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$639,678,710	$112,604,084	$(7,416,606)	$105,187,478

		Moderate Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$405,151,763	$59,578,292	$(5,849,279)	$53,729,013

		Conservative Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$265,084,713	$34,952,370	$(6,863,840)	$28,088,530

		Defensive Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$110,945,876	$11,174,446	$(3,658,607)	$7,515,839

4. Derivative instruments and hedging activities

During the six months ended July 31, 2022, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

44	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

For the six months ended July 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Growth Fund
Class A	$940,779	$560,974
Class C	10,939	1,873
Class R	224	203
Class I	—	1,676
Total	$951,942	$564,726

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Growth Fund
Class A	$574,694	$327,886
Class C	12,632	1,872
Class R	333	200
Class I	—	1,276
Total	$587,659	$331,234

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Growth Fund
Class A	$365,900	$184,598
Class C	8,744	1,977
Class R	104	154
Class I	—	859
Total	$374,748	$187,588

	Service and/or Distribution Fees	Transfer Agent Fees
Defensive Growth Fund
Class A	$148,092	$74,831
Class C	3,905	502
Class C1	225	328
Class R	333	184
Class I	—	839
Total	$152,555	$76,684

For the six months ended July 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class A	—
Class C	—
Class R	$84
Class I	—
Total	$84

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

Waivers/Expense Reimbursements

Moderate Growth Fund
Class A	—
Class C	—
Class R	$31
Class I	—
Total	$31

Waivers/Expense Reimbursements

Conservative Growth Fund
Class A	—
Class C	—
Class R	$105
Class I	—
Total	$105

Waivers/Expense Reimbursements

Defensive Growth Fund
Class A	—
Class C	—
Class C1	$200
Class R	84
Class I	27
Total	$311

6. Distributions to shareholders by class

	Six Months Ended July 31, 2022	Year Ended January 31, 2022

Growth Fund

Net Investment Income:
Class A	$1,440,288	$29,099,930
Class C	4,379	78,204
Class R	160	3,952
Class I	5,203	117,962
Total	$1,450,030	$29,300,048

Net Realized Gains:
Class A	$46,031,810	$30,382,029
Class C	139,953	147,374
Class R	5,102	4,690
Class I	166,277	102,592
Total	$46,343,142	$30,636,685

46	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

	Six Months Ended July 31, 2022	Year Ended January 31, 2022

Moderate Growth Fund

Net Investment Income:
Class A	$443,693	$18,068,579
Class C	2,295	73,018
Class R	133	4,735
Class I	3,901	158,689
Total	$450,022	$18,305,021

Net Realized Gains:
Class A	$24,965,156	$18,360,343
Class C	129,109	125,918
Class R	7,497	5,551
Class I	219,522	146,782
Total	$25,321,284	$18,638,594

	Six Months Ended July 31, 2022	Year Ended January 31, 2022

Conservative Growth Fund

Net Investment Income:
Class A	$1,325,625	$10,685,734
Class C	—	53,133
Class R	109	1,670
Class I	15,986	99,389
Total	$1,341,720	$10,839,926

Net Realized Gains:
Class A	$13,583,650	$9,577,996
Class C	70,862	87,524
Class R	1,933	1,929
Class I	124,892	80,605
Total	$13,781,337	$9,748,054

	Six Months Ended July 31, 2022	Year Ended January 31, 2022

Defensive Growth Fund

Net Investment Income:
Class A	$755,548	$3,885,254
Class C	1,988	17,247
Class C1	153	1,564
Class R	685	3,418
Class I	12,293	59,175
Total	$770,667	$3,966,658

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2022	Year Ended January 31, 2022

Defensive Growth Fund (cont’d)

Net Realized Gains:
Class A	$3,813,103	$2,765,929
Class C	24,276	16,591
Class C1	2,010	2,562
Class R	4,431	2,454
Class I	46,708	40,598
Total	$3,890,528	$2,828,134

7. Shares of beneficial interest

At July 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount

Growth Fund

Class A
Shares sold	956,562	$15,645,995	1,792,642	$33,119,918
Shares issued on reinvestment	3,369,876	47,380,457	3,241,933	59,323,125
Shares repurchased	(1,943,504)	(31,695,389)	(4,338,524)	(80,064,235)
Net increase	2,382,934	$31,331,063	696,051	$12,378,808

Class C
Shares sold	5,388	$80,886	18,947	$323,757
Shares issued on reinvestment	11,224	144,332	13,323	225,469
Shares repurchased	(30,529)	(467,667)	(209,203)	(3,562,241)
Net decrease	(13,917)	$(242,449)	(176,933)	$(3,013,015)

Class R
Shares sold	265	$4,254	1,169	$21,343
Shares issued on reinvestment	379	5,262	477	8,642
Shares repurchased	(1,773)	(28,941)	(1,680)	(30,630)
Net decrease	(1,129)	$(19,425)	(34)	$(645)

Class I
Shares sold	20,195	$335,305	132,034	$2,449,056
Shares issued on reinvestment	12,122	169,712	12,006	218,465
Shares repurchased	(33,902)	(560,241)	(110,406)	(2,035,031)
Net increase (decrease)	(1,585)	$(55,224)	33,634	$632,490

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount

Moderate Growth Fund

Class A
Shares sold	911,489	$14,452,094	1,739,347	$30,899,614
Shares issued on reinvestment	1,845,089	25,333,075	2,066,495	36,288,644
Shares repurchased	(1,750,411)	(27,621,551)	(3,123,579)	(55,540,449)
Net increase	1,006,167	$12,163,618	682,263	$11,647,809

48	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount

Moderate Growth Fund (cont’d)

Class C
Shares sold	13,665	$225,326	20,619	$375,663
Shares issued on reinvestment	9,260	131,404	10,961	198,887
Shares repurchased	(42,243)	(673,893)	(124,702)	(2,286,850)
Net decrease	(19,318)	$(317,163)	(93,122)	$(1,712,300)

Class R
Shares sold	319	$4,972	778	$13,647
Shares issued on reinvestment	566	7,630	595	10,286
Shares repurchased	(19)	(293)	(1,410)	(25,009)
Net increase (decrease)	866	$12,309	(37)	$(1,076)

Class I
Shares sold	24,799	$390,130	46,822	$822,787
Shares issued on reinvestment	15,740	214,060	16,760	291,170
Shares repurchased	(13,667)	(214,043)	(47,770)	(847,793)
Net increase	26,872	$390,147	15,812	$266,164

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount

Conservative Growth Fund

Class A
Shares sold	795,054	$11,193,837	2,210,256	$34,698,361
Shares issued on reinvestment	1,173,610	14,839,070	1,289,125	20,158,136
Shares repurchased	(1,295,594)	(18,189,339)	(2,520,883)	(39,602,906)
Net increase	673,070	$7,843,568	978,498	$15,253,591

Class C
Shares sold	12,317	$178,096	14,289	$236,302
Shares issued on reinvestment	5,324	70,862	8,509	140,657
Shares repurchased	(36,839)	(546,517)	(192,885)	(3,198,738)
Net decrease	(19,198)	$(297,559)	(170,087)	$(2,821,779)

Class R
Shares sold	—	—	345	$5,453
Shares issued on reinvestment	161	$2,042	222	3,476
Shares repurchased	(12)	(172)	(2,278)	(36,209)
Net increase (decrease)	149	$1,870	(1,711)	$(27,280)

Class I
Shares sold	17,749	$256,550	38,177	$598,702
Shares issued on reinvestment	11,138	140,831	11,523	179,930
Shares repurchased	(24,863)	(332,586)	(32,100)	(502,037)
Net increase	4,024	$64,795	17,600	$276,595

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount

Defensive Growth Fund

Class A
Shares sold	301,273	$3,860,149	948,700	$13,564,304
Shares issued on reinvestment	384,042	4,547,240	465,626	6,619,273
Shares repurchased	(641,852)	(8,188,868)	(1,242,780)	(17,747,858)
Net increase	43,463	$218,521	171,546	$2,435,719

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount

Defensive Growth Fund (cont’d)

Class C
Shares sold	7,419	$98,038	8,647	$124,778
Shares issued on reinvestment	2,237	26,264	2,388	33,838
Shares repurchased	(7,336)	(89,831)	(22,634)	(323,983)
Net increase (decrease)	2,320	$34,471	(11,599)	$(165,367)

Class C1
Shares sold	2	$20	23	$1,130
Shares issued on reinvestment	175	2,163	279	4,126
Shares repurchased	(14)	(180)	(11,237)	(165,941)
Net increase (decrease)	163	$2,003	(10,935)	$(160,685)

Class R
Shares sold	471	$6,041	3,440	$49,547
Shares issued on reinvestment	434	5,116	414	5,872
Shares repurchased	(9)	(120)	(411)	(5,938)
Net increase	896	$11,037	3,443	$49,481

Class I
Shares sold	5,458	$71,333	12,139	$171,004
Shares issued on reinvestment	4,981	59,001	7,038	99,773
Shares repurchased	(26,387)	(326,421)	(28,245)	(405,733)
Net decrease	(15,948)	$(196,087)	(9,068)	$(134,956)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2022. The following transactions were effected in such Underlying Funds for the six months ended July 31, 2022.

Growth Fund	Affiliate Value at January 31, 2022					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Purchased		Sold
		Cost	Shares	Cost	Shares
Franklin Growth Fund, Class R6 Shares
	—	$50,040,000	446,507	—	—	—	—	—	$5,058,920	$55,098,920
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	$102,574,326	490,000	25,270	$42,640,023	2,659,500	$7,499,978	—	—	(13,934,577)	46,489,726
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	33,461,089	2,046,423	170,994	1,997,965	150,336	57,035	—	$291,423	(1,958,034)	31,551,513
ClearBridge Small Cap Fund, Class IS Shares
	43,128,724	995,000	16,210	29,586,518	492,752	(481,518)	—	—	(4,842,627)	9,694,579
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	22,867,614	1,374,403	125,266	1,098,385	81,181	(193,385)	$93,796	315,606	(1,507,309)	21,636,323
ClearBridge Aggressive Growth Fund, Class IS Shares
	19,670,754	1,540,000	10,982	11,124,525	127,288	6,366,156	—	—	(10,086,229)	—
ClearBridge Appreciation Fund, Class IS Shares
	44,869,884	69,320,000	2,470,322	2,859,716	91,938	(89,716)	—	—	2,245,213	113,575,381
ClearBridge Large Cap Growth Fund, Class IS Shares
	45,344,823	23,330,000	445,399	—	—	—	—	—	(5,605,445)	63,069,378
ClearBridge Mid Cap Fund, Class IS Shares
	32,166,971	2,412,793	60,009	16,910,879	781,565	12,100,041	—	12,794	(17,668,885)	—
ClearBridge Small Cap Growth Fund, Class IS Shares
	4,579,560	5,600,000	156,238	—	—	—	—	—	(119,986)	10,059,574

50	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Growth Fund (cont’d)	Affiliate Value at January 31, 2022					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Purchased		Sold
		Cost	Shares	Cost	Shares
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	$28,727,155	$81,330,000	4,917,765	$359,334	17,351	$(29,334)	—	—	$3,952,831	$113,650,652
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	8,543,273	49,131	3,275	7,232,658	613,073	1,456,914	$49,130	—	(1,359,746)	—
ClearBridge International Growth Fund, Class IS Shares
	—	29,735,000	581,102	—	—	—	—	—	2,649,826	32,384,826
Franklin Global Market Neutral Fund, Class IS Shares
	30,816,311	—	—	24,469,476	2,489,633	1,295,524	—	—	(1,109,271)	5,237,564
Franklin International Equity Fund, Class IS Shares
	88,312,494	1,425,000	81,242	30,199,476	1,687,514	(5,399,476)	—	—	(6,737,412)	52,800,606
Martin Currie Emerging Markets Fund, Class IS Shares
	64,853,695	8,194,999	651,872	22,720,687	1,597,434	(3,220,687)	—	—	(12,288,772)	38,039,235
ClearBridge International Value Fund, Class IS Shares
	41,228,165	—	—	34,979,704	3,671,252	(1,804,069)	—	—	(6,248,461)	—
Franklin Global Dividend Fund, Class IS Shares
	77,770,051	945,709	68,447	9,265,864	740,076	1,019,136	945,708	—	(5,265,643)	64,184,253
Franklin Strategic Real Return Fund, Class IS Shares
	51,525,399	—	—	7,452,874	567,190	(1,117,875)	—	—	(344,007)	43,728,518
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	20,677,554	244,709	25,021	21,189,939	2,050,247	(1,015,631)	244,709	—	267,676	—
Western Asset Core Bond Fund, Class IS Shares
	—	11,576,715	1,029,927	—	—	—	16,716	—	236,548	11,813,263
Western Asset Core Plus Bond Fund, Class IS Shares
	8,670,854	9,083,827	793,451	12,975,774	1,093,059	(2,065,774)	173,818	—	(188,390)	4,590,517
Western Asset High Yield Fund, Class IS Shares
	22,631,379	7,465,885	1,032,553	19,420,699	2,351,396	(3,415,699)	620,706	—	(99,809)	10,576,756
Western Asset Macro Opportunities Fund, Class IS Shares
	12,126,434	1,345,000	149,444	2,326,890	210,319	(446,890)	—	—	(1,532,348)	9,612,196
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	7,520,589	—	—	7,986,663	771,342	(1,016,560)	—	—	466,074	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	12,339,484	—	—	6,643,973	525,138	(773,973)	—	—	(188,489)	5,507,022
	$824,406,582	$308,544,594		$313,442,022		$8,724,197	$2,144,583	$619,823	$(76,208,352)	$743,300,802

Moderate Growth Fund	Affiliate Value at January 31, 2022					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Purchased		Sold
		Cost	Shares	Cost	Shares
Franklin Growth Fund, Class R6 Shares
	—	$27,310,000	243,687	$521,409	4,652	$33,591	—	—	$2,708,260	$29,496,851
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	$58,229,043	585,000	30,170	24,891,737	1,573,943	4,798,263	—	—	(8,467,867)	25,454,439
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	15,403,628	3,999,303	333,056	1,071,150	80,598	18,849	—	$134,303	(726,624)	17,605,157
ClearBridge Small Cap Fund, Class IS Shares
	17,365,253	500,000	8,146	10,432,469	173,835	(157,469)	—	—	(1,841,729)	5,591,055
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	12,069,290	1,057,558	96,764	429,619	31,753	(64,619)	$49,844	167,714	(788,561)	11,908,668
ClearBridge Aggressive Growth Fund, Class IS Shares
	10,630,355	890,000	6,347	5,759,371	69,200	3,749,446	—	—	(5,760,984)	—
ClearBridge Appreciation Fund, Class IS Shares
	23,644,256	38,030,000	1,355,177	1,399,247	44,112	(24,246)	—	—	1,306,858	61,581,867

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

Moderate Growth Fund (cont’d)	Affiliate Value at January 31, 2022					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Purchased		Sold
		Cost	Shares	Cost	Shares
ClearBridge Large Cap Growth Fund, Class IS Shares
	$26,533,029	$11,375,000	218,216	$51,509	695	$(11,508)	—	—	$(3,392,428)	$34,464,092
ClearBridge Mid Cap Fund, Class IS Shares
	9,334,005	578,703	15,200	4,791,482	224,577	3,535,696	—	$3,703	(5,121,226)	—
ClearBridge Small Cap Growth Fund, Class IS Shares
	6,258,640	1,465,000	36,726	1,395,672	29,587	(325,673)	—	—	(629,024)	5,698,944
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	15,809,004	44,510,000	2,690,815	594,558	28,709	(34,559)	—	—	2,199,064	61,923,510
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	5,271,856	30,615	2,041	4,462,888	378,334	913,443	$30,614	—	(839,583)	—
ClearBridge International Growth Fund, Class IS Shares
	—	16,625,000	322,190	71,075	1,377	3,926	—	—	1,324,956	17,878,881
Franklin Global Market Neutral Fund, Class IS Shares
	19,397,252	—	—	12,532,453	1,258,885	507,547	—	—	(408,897)	6,455,902
Franklin International Equity Fund, Class IS Shares
	32,922,435	6,730,000	448,503	9,349,955	497,338	(1,879,955)	—	—	(2,248,081)	28,054,399
Martin Currie Emerging Markets Fund, Class IS Shares
	31,169,710	4,015,000	317,031	8,239,232	562,991	(1,359,232)	—	—	(6,115,445)	20,830,033
ClearBridge International Value Fund, Class IS Shares
	15,871,213	—	—	13,437,653	1,413,287	152,245	—	—	(2,433,560)	—
Franklin Global Dividend Fund, Class IS Shares
	48,335,376	548,544	39,592	9,432,666	788,106	1,427,334	548,545	—	(4,042,564)	35,408,690
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	12,934,119	151,057	15,446	13,247,899	1,282,255	(625,648)	151,057	—	162,723	—
Western Asset Core Bond Fund, Class IS Shares
	14,789,523	12,338,366	1,083,249	1,072,531	81,718	(132,531)	203,356	—	(1,242,126)	24,813,232
Western Asset Core Plus Bond Fund, Class IS Shares
	42,530,570	5,324,381	468,930	31,825,724	2,856,761	(3,680,724)	534,343	—	(2,897,246)	13,131,981
Western Asset High Yield Fund, Class IS Shares
	22,140,995	4,726,899	653,140	18,218,620	2,272,524	(2,668,621)	561,738	—	(628,560)	8,020,714
Western Asset Macro Opportunities Fund, Class IS Shares
	7,558,622	745,000	82,778	1,473,639	133,066	(283,639)	—	—	(953,332)	5,876,651
Franklin Strategic Real Return Fund, Class IS Shares
	31,713,616	—	—	4,530,822	349,061	(620,823)	—	—	(267,670)	26,915,124
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	21,495,866	—	—	13,363,642	1,287,441	(1,698,642)	—	—	416,665	8,548,889
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	7,746,386	—	—	641,618	50,641	(56,618)	—	—	(444,388)	6,660,380
	$509,154,042	$181,535,426		$193,238,640		$1,515,833	$2,079,497	$305,720	$(41,131,369)	$456,319,459

Conservative Growth Fund	Affiliate Value at January 31, 2022					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Purchased		Sold
		Cost	Shares	Cost	Shares
Franklin Growth Fund, Class R6 Shares
	—	$13,315,000	118,810	—	—	—	—	—	$1,346,114	$14,661,114
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	$18,816,799	480,000	24,755	$5,358,852	311,956	$631,149	—	—	(1,614,340)	12,323,607
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	6,519,196	2,666,434	221,481	583,364	43,895	16,636	—	$56,434	(254,355)	8,347,911
ClearBridge Small Cap Fund, Class IS Shares
	6,375,846	235,000	3,829	3,373,289	55,946	(43,289)	—	—	(622,919)	2,614,638

52	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Conservative Growth Fund (cont’d)	Affiliate Value at January 31, 2022					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Purchased		Sold
		Cost	Shares	Cost	Shares
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	$7,069,496	$515,914	46,856	$1,582,540	117,193	$(287,540)	$28,848	$97,066	$(298,099)	$5,704,771
ClearBridge Aggressive Growth Fund, Class IS Shares
	4,807,429	385,000	2,746	3,936,357	31,170	351,377	—	—	(1,256,072)	—
ClearBridge Appreciation Fund, Class IS Shares
	17,262,257	13,460,000	479,258	1,168,098	40,835	116,901	—	—	(157,191)	29,396,968
ClearBridge Large Cap Growth Fund, Class IS Shares
	14,422,820	4,145,000	80,250	21,832	295	(1,832)	—	—	(1,979,698)	16,566,290
ClearBridge Mid Cap Fund, Class IS Shares
	4,707,755	301,854	7,928	2,005,244	113,530	2,212,375	—	1,854	(3,004,365)	—
ClearBridge Small Cap Growth Fund, Class IS Shares
	3,982,023	905,000	22,990	1,489,771	43,684	90,228	—	—	(755,533)	2,641,719
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	10,665,715	18,805,000	1,136,061	655,460	31,650	(35,460)	—	—	589,257	29,404,512
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	8,290,381	96,243	9,841	8,497,390	821,827	(405,142)	96,243	—	110,766	—
Western Asset Core Bond Fund, Class IS Shares
	34,775,531	7,111,320	617,175	1,066,447	80,908	(151,447)	421,299	—	(3,335,931)	37,484,473
Western Asset Core Plus Bond Fund, Class IS Shares
	50,696,904	3,014,728	270,262	29,185,906	2,689,371	(2,750,906)	619,683	—	(4,506,154)	20,019,572
Western Asset High Yield Fund, Class IS Shares
	18,135,664	3,027,088	417,914	13,348,424	1,652,871	(2,063,425)	462,017	—	(597,820)	7,216,508
Western Asset Macro Opportunities Fund, Class IS Shares
	4,853,492	450,000	50,000	882,414	80,045	(167,415)	—	—	(626,716)	3,794,362
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	3,351,758	19,090	1,273	2,831,286	240,513	592,467	19,090	—	(539,562)	—
ClearBridge International Growth Fund, Class IS Shares
	—	7,835,000	151,841	—	—	—	—	—	627,104	8,462,104
Franklin Global Market Neutral Fund, Class IS Shares
	12,302,337	—	—	4,037,827	385,657	(22,826)	—	—	60,887	8,325,397
Franklin International Equity Fund, Class IS Shares
	2,463,433	12,230,000	830,438	3,090,012	167,340	(605,012)	—	—	643,732	12,247,153
Martin Currie Emerging Markets Fund, Class IS Shares
	11,661,143	1,430,000	119,765	497,125	28,802	(142,125)	—	—	(2,565,101)	10,028,917
ClearBridge International Value Fund, Class IS Shares
	2,492,123	600,000	52,910	3,068,275	274,826	(415,331)	—	—	(23,848)	—
Franklin Global Dividend Fund, Class IS Shares
	30,658,638	304,452	21,839	10,338,840	889,537	1,796,161	304,452	—	(3,485,068)	17,139,182
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	24,503,318	—	—	3,887,213	373,019	(467,213)	—	—	(669,980)	19,946,125
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	4,965,551	4,175,000	374,439	314,209	24,786	(24,209)	—	—	(170,268)	8,656,074
Franklin Strategic Real Return Fund, Class IS Shares
	20,190,095	170,000	15,947	2,946,318	226,989	(391,318)	—	—	(155,220)	17,258,557
	$323,969,704	$95,677,123		$104,166,493		$(2,167,196)	$1,951,632	$155,354	$(23,240,380)	$292,239,954

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Defensive Growth Fund	Affiliate Value at January 31, 2022					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Purchased		Sold
		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$3,384,818	$39,658	4,055	$3,468,906	335,575	$(165,946)	$39,658	—	$44,430	—
Western Asset Core Bond Fund, Class IS Shares
	27,996,215	789,597	64,796	1,850,934	136,649	(315,935)	319,580	—	(2,533,857)	24,401,021
Western Asset Core Plus Bond Fund, Class IS Shares
	30,610,558	861,065	79,198	15,170,371	1,480,155	(615,372)	366,039	—	(3,603,490)	12,697,762
Western Asset High Yield Fund, Class IS Shares
	9,062,114	1,135,886	156,621	5,733,676	753,925	(568,675)	225,852	—	(718,461)	3,745,863
Western Asset Macro Opportunities Fund, Class IS Shares
	1,975,720	180,000	20,000	359,989	32,433	(69,989)	—	—	(253,034)	1,542,697
Franklin Growth Fund, Class R6 Shares
	—	3,590,000	32,033	—	—	—	—	—	362,940	3,952,940
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	1,362,804	2,100,000	113,147	112,587	5,769	2,413	—	—	23,869	3,374,086
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	1,332,193	1,101,452	91,735	95,404	7,178	(403)	—	$11,452	(20,330)	2,317,911
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,512,543	151,619	14,072	5,699	421	(699)	6,099	20,521	(101,546)	1,556,917
ClearBridge Appreciation Fund, Class IS Shares
	6,462,366	1,655,000	58,978	180,153	5,679	(153)	—	—	(256,979)	7,680,234
ClearBridge Large Cap Growth Fund, Class IS Shares
	3,605,474	1,450,000	28,107	6,903	94	(1,902)	—	—	(452,838)	4,595,733
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,126,116	205,000	5,784	465,457	12,388	(20,457)	—	—	(147,906)	717,753
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	4,422,045	3,450,000	208,448	112,056	5,410	(7,057)	—	—	(128,134)	7,631,855
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	10,632,076	4,295,000	475,637	727,175	68,783	(87,176)	—	—	(244,848)	13,955,053
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	2,026,695	3,400,000	304,933	141,575	11,174	(11,575)	—	—	(18,107)	5,267,013
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	1,354,995	7,929	529	1,146,056	97,245	240,082	7,929	—	(216,868)	—
ClearBridge International Growth Fund, Class IS Shares
	—	2,020,000	39,148	—	—	—	—	—	161,678	2,181,678
Franklin Global Market Neutral Fund, Class IS Shares
	4,975,709	980,000	95,053	886,141	84,636	(1,141)	—	—	3,227	5,072,795
Franklin International Equity Fund, Class IS Shares
	188,259	2,465,000	168,836	124,565	6,735	(24,566)	—	—	103,166	2,631,860
Martin Currie Emerging Markets Fund, Class IS Shares
	1,538,252	1,550,000	127,288	13,378	783	(3,378)	—	—	(352,673)	2,722,201
ClearBridge International Value Fund, Class IS Shares
	194,147	—	—	183,398	17,288	(17,219)	—	—	(10,749)	—
Franklin Global Dividend Fund, Class IS Shares
	9,915,328	92,790	6,626	4,084,067	353,833	725,934	92,790	—	(1,282,604)	4,641,447
Franklin Strategic Real Return Fund, Class IS Shares
	8,416,149	—	—	1,362,240	104,957	(187,239)	—	—	(47,109)	7,006,800
	$132,094,576	$31,519,996		$36,230,730		$(1,130,453)	$1,057,947	$31,973	$(9,690,223)	$117,693,619

9. Redemption facility

On February 4, 2022, each Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

54	Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report

Under the terms of the Global Credit Facility, each Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Funds did not utilize the Global Credit Facility during the six months ended July 31, 2022.

10. Deferred capital losses

As of January 31, 2022, Conservative Growth had deferred capital losses of $107,194, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

Franklin Multi-Asset Allocation Funds 2022 Semi-Annual Report	55

Board approval of management and subadvisory agreements

(unaudited)

Legg Mason Partners Investment Trust

— Franklin Multi-Asset Growth Fund

At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 4 and 5, 2022, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Multi-Asset Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2022 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

56	Franklin Multi-Asset Allocation Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds (including the Fund) classified as mixed-asset target allocation aggressive growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2021 was below the median performance of the funds in the Performance Universe for each period. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its peer group and benchmark for the quarter ending March 31, 2022.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

Franklin Multi-Asset Allocation Funds	57

Board approval of management and subadvisory agreements

(unaudited) (cont’d)

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional funds of funds consisting of seven mixed-asset target allocation aggressive growth funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional mixed-asset target allocation aggressive growth funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2023.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the recent appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

58	Franklin Multi-Asset Allocation Funds

Legg Mason Partners Investment Trust

— Franklin Multi-Asset Moderate Growth Fund

At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 4 and 5, 2022, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Multi-Asset Moderate Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2022 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds	59

Board approval of management and subadvisory agreements

(unaudited) (cont’d)

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds (including the Fund) classified as mixed-asset target allocation growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2021 was below the median performance of the funds in the Performance Universe for each period. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its peer group and benchmark for the quarter ending March 31, 2022.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

60	Franklin Multi-Asset Allocation Funds

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional funds of funds consisting of nine mixed-asset target allocation growth funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional mixed-asset target allocation growth funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2023.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the recent appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds	61

Board approval of management and subadvisory agreements

(unaudited) (cont’d)

Legg Mason Partners Investment Trust

— Franklin Multi-Asset Conservative Growth Fund

At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 4 and 5, 2022, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Multi-Asset Conservative Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2022 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

62	Franklin Multi-Asset Allocation Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds (including the Fund) classified as mixed-asset target allocation moderate funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3- and 5-year periods ended December 31, 2021 and since inception of the Fund’s Class I shares (July 25, 2014) through December 31, 2021 was below the median performance of the funds in the Performance Universe for each period. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its peer group and benchmark for the quarter ending March 31, 2022.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

Franklin Multi-Asset Allocation Funds	63

Board approval of management and subadvisory agreements

(unaudited) (cont’d)

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional funds of funds consisting of 11 mixed-asset target allocation moderate funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional mixed-asset target allocation moderate funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2023.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the recent appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

64	Franklin Multi-Asset Allocation Funds

Legg Mason Partners Investment Trust

— Franklin Multi-Asset Defensive Growth Fund

At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 4 and 5, 2022, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Multi-Asset Defensive Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2022 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds	65

Board approval of management and subadvisory agreements

(unaudited) (cont’d)

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds (including the Fund) classified as mixed-asset target allocation conservative funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3- and 5-year periods ended December 31, 2021 and since inception of the Fund’s Class I shares (March 15, 2012) through December 31, 2021 was above the median performance of the funds in the Performance Universe for the 3- and 5-year periods and since inception, and below the median performance of the funds in the Performance Universe for the 1-year period. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

66	Franklin Multi-Asset Allocation Funds

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional funds of funds consisting of ten mixed-asset target allocation conservative funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional mixed-asset target allocation conservative funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was above the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2023.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the recent appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds	67

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

68	Franklin Multi-Asset Allocation Funds

Franklin

Multi-Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Franklin Multi-Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 877-6LM-FUND/656-3863.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

.

This report is submitted for the general information of the shareholders of Franklin Multi-Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

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Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

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In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD01185 9/22 SR22-4491

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: September 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: September 20, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: September 20, 2022